Note 11 - Convertible Notes Payable (Details) - USD ($)								3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 15, 2015	Dec. 10, 2015	Dec. 06, 2015	Dec. 03, 2015	Nov. 30, 2015	Nov. 18, 2015	Oct. 15, 2015	Jun. 30, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 16, 2015	Oct. 14, 2015
Interest Payable, Current								$ 12,378	$ 12,378	$ 6,210
Amortization of debt discount								323,349	415,849	85,250
Loss on issuance of convertible debt								(478,239)	(489,011)	$ (152,966)
Stated Interest Rate										0.00%
Initial Valuation										$ 275,050
Convertible notes payable, discount								$ 23,338	$ 23,338	122,084
Principal Balance Outstanding										$ 275,050
EMA Financial, LLC
Stated Interest Rate										10.00%
Initial Valuation										$ 30,800
Issue Date										Oct. 14, 2015
Convertible notes payable, discount										$ 0
Maturity Date										Oct. 14, 2016
Principal Balance Outstanding										$ 30,800
Tangiers Investment Group, LLC
Stated Interest Rate								10.00%	10.00%	10.00%
Initial Valuation										$ 60,000
Issue Date									Nov. 18, 2015	Nov. 18, 2015
Convertible notes payable, discount										$ (45,000)
Maturity Date									Nov. 19, 2016	Nov. 19, 2016
Principal Balance Outstanding								$ 35,941	$ 35,941	$ 60,000
Kodiak Capital
Stated Interest Rate										12.00%
Initial Valuation										$ 50,000
Issue Date										Nov. 30, 2015
Convertible notes payable, discount										$ 0
Maturity Date										Dec. 01, 2016
Principal Balance Outstanding										$ 50,000
Kodiak Capital | EquityPurchaseAgreementMember
Stated Interest Rate										8.00%
Initial Valuation										$ 50,000
Issue Date										Dec. 15, 2015
Convertible notes payable, discount										$ (45,000)
Maturity Date										Jul. 15, 2016
Principal Balance Outstanding										$ 50,000
Kodiak Capital | EquityPurchaseAgreementMember | Common Stock
Equity Committment Amount			$ 1,000,000
Auctus Fund, LLC
Stated Interest Rate								10.00%	10.00%	10.00%
Initial Valuation										$ 49,250
Issue Date									Dec. 03, 2015	Dec. 03, 2015
Convertible notes payable, discount										$ 0
Maturity Date									Sep. 03, 2016	Sep. 03, 2016
Principal Balance Outstanding								$ 35,646	$ 35,646	$ 49,250
Adar Bays, LLC
Stated Interest Rate								8.00%	8.00%	8.00%
Initial Valuation										$ 35,000
Issue Date									Dec. 16, 2015	Dec. 10, 2015
Convertible notes payable, discount										$ (32,084)
Maturity Date									Dec. 16, 2016	Dec. 10, 2016
Principal Balance Outstanding								$ 30,585	$ 30,585	$ 35,000
Convertible Notes Payable | EMA Financial, LLC
Interest Payable, Current										$ 685
Stated Interest Rate					12.00%							10.00%
Initial Valuation					$ 30,800	$ 240,000						$ 28,000
Issue Date							Oct. 19, 2015
Convertible notes payable, discount												$ 3,000
Maturity Date										Oct. 14, 2016
Conversion feature										convertible into restricted shares of our common stock at any time during the term of the note at EMA's sole discretion at the conversion price of the lower of: (i) the closing sale price of the common stock on the trading day on immediately preceding the Closing Date; and (ii) 50% of the lowest sale price for the common stock during the 25 consecutive trading days immediately preceding the conversion date.
Principal Balance Outstanding										$ 30,800
Convertible Notes Payable | Tangiers Investment Group, LLC
Interest Payable, Current										$ 723
Stated Interest Rate						10.00%
Convertible notes payable, discount						$ 10,000
Maturity Date										Nov. 19, 2016
Conversion feature										convertible into restricted shares of common stock after May 19, 2016, at Tangiers's sole discretion at the conversion price of 55% of the lowest sale price for the common stock during the 25 consecutive trading days immediately preceding the conversion date.
Principal Balance Outstanding										$ 60,000
Proceeds from Issuance of Debt						$ 60,000
Convertible Notes Payable | Kodiak Capital
Interest Payable, Current										$ 526
Stated Interest Rate					12.00%
Initial Valuation					$ 50,000
Convertible notes payable, discount					15,000
Maturity Date										Dec. 01, 2016
Conversion feature										convertible into restricted shares of our common stock, at Kodiak's sole discretion, at the lower of the closing bid price on the principal market on the trading day preceding the note date or 50% of the lowest closing bid price for the common stock during the 30 consecutive trading days immediately preceding the conversion date, with some exceptions.
Principal Balance Outstanding										$ 50,000
Proceeds from Issuance of Debt					$ 35,000
Convertible Notes Payable | Kodiak Capital | EquityPurchaseAgreementMember
Initial Valuation	$ 50,000
Maturity Date	Jul. 15, 2016
Principal Balance Outstanding										50,000
Convertible Notes Payable | Auctus Fund, LLC
Interest Payable, Current										$ 391
Stated Interest Rate				10.00%
Initial Valuation				$ 49,250
Convertible notes payable, discount				5,250
Maturity Date										Sep. 03, 2016
Conversion feature										convertible into restricted shares of our common stock after December 3, 2015, at Auctus's sole discretion, at the conversion price of 55% of the lowest sale price for the common stock during the 25 consecutive trading days immediately preceding the conversion date.
Principal Balance Outstanding										$ 49,250
Proceeds from Issuance of Debt				$ 44,000
Convertible Notes Payable | Adar Bays, LLC
Interest Payable, Current										$ 169
Stated Interest Rate											8.00%
Initial Valuation											$ 70,000
Convertible notes payable, discount											$ 2,000
Maturity Date										Dec. 10, 2016
Conversion feature										convertible into restricted shares of common stock after June 10, 2016, at Adar's sole discretion, at the conversion price of 50% of the lowest sale price for the common stock during the 25 consecutive trading days immediately preceding the conversion date.
Principal Balance Outstanding										$ 35,000
Proceeds from Issuance of Debt		$ 35,000